Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Cost Of Sales [Abstract]
Schedule of Cost of Sales

	Year-ended December 31,
	2024	2023
Production costs	$295,866	$245,021
Royalties	18,893	16,745
Total	$314,759	$261,766